                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5514
                      (Investment Company Act File Number)

                               MTB Group of Funds
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/03

              Date of Reporting Period: Fiscal year ended 12/31/03

Item 1.     Reports to Stockholders

[LOGO OF MTB GROUP OF FUNDS]

Managed by MTB Investment Advisors, Inc.

ANNUAL REPORT: December 31, 2003

MTB Funds

Managed Allocation Fund –
Moderate Growth II
Large Cap Value Fund II
Large Cap Growth Fund II

[LOGO OF MTB GROUP OF FUNDS]

CONTENTS

Management Discussion and Analysis	1

Portfolios of Investments	5

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	16

Report of Ernst & Young LLP, Independent Auditors	20

Board of Trustees and Trust Officers	21

MTB LARGE CAP GROWTH FUND II

The sub-advisor, Montag & Caldwell, Inc., focuses on large capitalization companies that have above-average earnings growth rates which are selling at a reasonable valuation in the stock market.

For the twelve months ended December 31, 2003, the Fund underperformed its large-cap growth benchmark. The cause of this underperformance was two-fold. The majority of our performance shortfall resulted from market phenomena. This was due to a confluence of factors that are characteristic of a post-bubble stock market environment, where investors tend to gravitate back to the old leadership. During this period, accommodative monetary and fiscal policy coincided with a relatively quick end to hostilities in Iraq, convincing investors that a double-dip economic scenario was unlikely. As the level of optimism grew in the market, investors continued to rotate out of high quality and larger-capitalization stocks into lower quality and smaller-capitalization issues.*

While Technology had been a clear winner (up 41.9% during 2003 for the Standard & Poor’s 500/Barra Growth Index (“S&P 500/BG’’)** sector) among sectors this year, we maintained an underweight position in Technology. We took advantage of price volatility and signs of improving demand to establish positions in Intel and Cisco systems in December and to add to our positions in Oracle and Electronic Arts. Our overweight position in Healthcare (up 13.7% for the S&P 500/BG) sector) and Consumer Staples (up 11.6% for the S&P 500/BG sector) also negatively affected relative performance as investors rotated out of these more consistent earning companies and into those the market environment favored for the majority of 2003 (i.e., those with more leverage and less predictable earnings growth). We also noticed a shift in investor preference in late November and through the month of December as the relative performance of high quality large-cap stocks improved. This was coincident with the Fund outperforming the growth and broad market indices during December.

The balance of our underperformance was due to stock selection issues on our behalf. The Fund’s performance was negatively affected by Kohl’s, Newell Rubbermaid, First Data, and Transocean. We have sold all of these holdings with the exception of Kohl’s. In the case of Kohl’s, we believe that the long term fundamental reasons for purchasing the stock remain intact: high quality balance sheet and management combined with ample geographical expansion opportunities. Unusual weather patterns during 2003 and the resulting slower retail traffic and inventory issues have taken longer to correct than we estimated. However, we believe management is taking the correct steps to position the company for attractive growth going forward.

While we were not overweighted in Technology stocks during 2003, the two best contributors to the Fund’s performance during the year were Technology stocks: Qualcomm and Electronic Arts. We continue to own both of these. Other holdings positively contributing to performance included cyclical growth companies 3M and Caterpillar; energy service provider Schlumberger; and biotechnology company Amgen. We continue to own all of these stocks as well.

We continue to emphasize a balanced approach of high quality stable growth and cyclical growth companies in the Fund’s portfolio. We particularly favor the shares of multinational growth companies that are benefiting from a lower dollar and the synchronized global economic recovery that is underway.

*	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
**	The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the Standard & Poor’s 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

Growth of a $10,000 Investment in MTB Large Cap Growth Fund II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Growth Fund II (the “Fund”) from May 31, 2002 (start of performance) to December 31, 2003, compared to the Standard and Poor’s 500 Index (“S&P 500”), the Russell 1000 Growth Index (“RUS1”) and the Standard and Poor’s 500/Barra Growth Index (“S&P 500/BG”).2

MTB LARGE CAP GROWTH FUND II

Average Annual Total Return for the Period Ended December 31, 2003

One Year	17.35%

Start of Performance (5/31/2002)	(1.27)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

[1]	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, RUS1 and the S&P 500/BG have been adjusted to reflect reinvestment of dividends on securities in the indexes.
[2]	The S&P 500, RUS1 and the S&P 500/BG are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (“SEC’’) requires to be reflected in the Fund’s performance. The indexes are unmanaged.

MTB LARGE CAP VALUE FUND II

During 2003, the Standard & Poor’s 500/Barra Value Index (S&P 500/BV)* outperformed the Standard & Poor’s 500 Index (“S&P 500”)** and the Fund in turn outperformed its value benchmark. The most significant contributors to positive relative Fund performance were the Financial and Technology sectors. In each case, the outperformance was the result of good stock selection – the Fund was not overweight in the sectors relative to the benchmark. Among the financial stocks, the largest relative contributors were Countrywide Financial, Capital One, and FleetBoston Financial. The Fund’s strong performance in the Technology sector came from companies with improving fundamentals which were purchased at depressed prices during the Technology sell-off of 2001 and 2002. Stocks, including International Rectifier and Symbol Technologies, appreciated significantly during the year. The only sector which was a significant drag on relative Fund performance was Utilities. In this case, the benchmark was helped by the rebound from near-bankruptcy prices of some Utilities with troubled businesses. The Fund was not invested in those situations and was slightly underweight in the sector.

*	The S&P 500/BV is a market capitalization weighted index of the stocks in the S&P 500 Index having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Indexes are unmanaged and investments cannot be made in an index.
**	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

Growth of a $10,000 Investment in MTB Large Cap Value Fund II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Value Fund II (the “Fund”) from May 31, 2002 (start of performance) to December 31, 2003, compared to the Standard and Poor’s 500/Barra Value Index (“S&P 500/BV”).2

Average Annual Total Return for the Period Ended December 31, 2003

One Year	33.45%

Start of Performance (5/31/2002)	1.90%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

[1]	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect reinvestment of dividends on securities in the index.
[2]	The S&P 500/BV is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged.

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II

For the twelve months ended December 31, 2003 the Managed Allocation Fund – Moderate Growth II returned 17.29% (net asset value basis).* All of this growth came in the last nine months of the year, after a slightly negative run in the first three months of 2003.

The area contributing most significantly to this return was the Fund’s 60% allocation to stocks. Two components of the stock mix returned in excess of 25% in 2003. These categories included large-cap core stocks and mid-cap stocks. Two more categories – large-cap value stocks and international stocks** – returned over 30%. Small-cap stocks achieved a total return in excess of 50% for the period.***

Fund performance was most negatively affected by the deliberate and disciplined 40% exposure to bond and money market sectors during the period. Bonds in general significantly under-performed stocks in 2003. The highest-returning contributor in the bond portion of the Fund was the U.S. Government Bond Fund component. Its return of 2.25% for 2003 was approximately triple what the other shorter-term bond and money market components achieved.

A significant investment management decision was made in early October 2003. After watching bonds rally in price through the month of September and in anticipation of higher market interest rates in the months and years to come, we significantly reduced our exposure to the intermediate and long end of the yield curve. We accomplished this by dramatically reducing our exposure to the U.S. Government Bond Fund. This change not only allowed us to lock in profits within that Fund that had developed as a result of the short-lived rally, but also positioned the bond portion of the Fund more defensively in the face of expected higher future interest rates.

The final investment practice that benefited the Fund in 2003 was the discipline to the stated asset allocation targets that has been a hallmark of the Fund since its inception. By maintaining equity market exposure at the 60% level, even early in the year when markets were floundering, the Fund was able to experience the equity market improvement that began in early April.

*	Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
**	International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
***	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

Growth of a $10,000 Investment in MTB Managed Allocation Fund – Moderate Growth II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Moderate Growth II (the “Fund”) from June 17, 2002 (start of performance) to December 31, 2003, compared to the Standard and Poor’s 500 Index (“S&P 500”) and the Lehman Brothers Aggregate Bond Index (“LBAB”).2

Average Annual Total Return for the Period Ended December 31, 2003

One Year	17.29%

Start of Performance (6/17/2002)	5.95%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

[1]	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
[2]	The S&P 500 and LBAB are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged.

PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund II

Description	Shares	Value

COMMON STOCKS – 96.5%
AIR FREIGHT & LOGISTICS – 4.3%
United Parcel Service, Inc.	1,500	$111,825

BEVERAGES – 7.4%
Coca-Cola Co.	2,000	101,500

PepsiCo, Inc.	2,000	93,240

TOTAL BEVERAGES		$194,740

BIOTECHNOLOGY – 5.3%
[1]Amgen, Inc.	1,500	92,700

[1]Genentech, Inc.	500	46,785

TOTAL BIOTECHNOLOGY		$139,485

BUILDING PRODUCTS – 1.8%
Masco Corp.	1,700	46,597

COMMUNICATIONS EQUIPMENT – 5.7%
[1]Cisco Systems, Inc.	1,100	26,719

Qualcomm, Inc.	2,300	124,039

TOTAL COMMUNICATIONS EQUIPMENT		$150,758

DIVERSIFIED FINANCIAL
SERVICES – 3.0%
Citigroup, Inc.	1,600	77,664

ENERGY EQUIPMENT &
SERVICES – 4.2%
Schlumberger Ltd.	2,000	109,440

HEALTHCARE EQUIPMENT &
SUPPLIES – 4.1%
Medtronic, Inc.	2,200	106,942

HOTELS, RESTAURANTS &
LEISURE – 2.1%
Marriott International, Inc., Class A	1,200	55,440

HOUSEHOLD PRODUCTS – 6.8%
Colgate-Palmolive Co.	1,200	60,060

Procter & Gamble Co.	1,200	119,856

TOTAL HOUSEHOLD PRODUCTS		$179,916

IT SERVICES – 1.7%
Paychex, Inc.	1,200	44,640

INDUSTRIAL CONGLOMERATES – 4.3%
3M Co.	1,000	85,030

General Electric Co.	900	27,882

TOTAL INDUSTRIAL CONGLOMERATES		$112,912

INSURANCE – 6.1%
American International Group, Inc.	1,500	99,420

Marsh & McLennan Cos., Inc.	1,300	62,257

TOTAL INSURANCE		$161,677

Description	Shares	Value

INTERNET & CATALOG RETAIL – 1.5%
[1]eBay, Inc.	600	$38,754

MACHINERY– 2.2%
Caterpillar, Inc.	700	58,114

MEDIA – 8.2%
Gannett Co., Inc.	1,100	98,076

Omnicom Group, Inc.	700	61,131

Walt Disney Co.	2,400	55,992

TOTAL MEDIA		$215,199

MULTILINE RETAIL– 3.1%
[1]Kohl’s Corp.	1,800	80,892

PERSONAL PRODUCTS– 3.9%
Gillette Co.	2,800	102,844

PHARMACEUTICALS– 10.5%
Johnson & Johnson	1,500	77,490

Lilly (Eli) & Co.	1,000	70,330

Pfizer, Inc.	3,660	129,308

TOTAL PHARMACEUTICALS		$277,128

SEMICONDUCTOR EQUIPMENT &
PRODUCTS– 1.0%
Intel Corp.	800	25,760

SOFTWARE– 6.6%
[1]Electronic Arts, Inc.	1,400	66,892

[1]Oracle Corp.	8,100	106,920

TOTAL SOFTWARE		$173,812

SPECIALTY RETAIL– 2.7%
[1]Bed Bath & Beyond, Inc.	1,100	47,685

Lowe’s Cos., Inc.	400	22,156

TOTAL SPECIALTY RETAIL		$69,841

TOTAL COMMON STOCKS
(IDENTIFIED COST $ 2,259,944)		$2,534,380

MUTUAL FUND– 2.4%
SSGA Money Market Fund (at net asset value)	62,564	62,564

TOTAL INVESTMENTS – 98.9%
(IDENTIFIED COST $2,322,508)		$2,596,944

OTHER ASSETS AND LIABILITIES – NET – 1.1%		$30,107

TOTAL NET ASSETS – 100%		$2,627,051

See Notes to Portfolios of Investments

MTB Large Cap Value Fund II

Description	Shares	Value

COMMON STOCKS – 95.5%
AEROSPACE & DEFENSE – 3.0%
Honeywell International, Inc.	810	$27,078

Lockheed Martin Corp.	570	29,298

Raytheon Co.	855	25,684

TOTAL AEROSPACE & DEFENSE		$82,060

AUTO COMPONENTS – 0.9%
Lear Corp.	414	25,391

CAPITAL MARKETS – 3.5%
Bank of New York Co., Inc.	978	32,391

Morgan Stanley	1,090	63,078

TOTAL CAPITAL MARKETS		$95,469

CHEMICALS – 1.1%
Du Pont (E.I.) de Nemours & Co.	640	29,370

COMMERCIAL BANKS – 7.9%
Bank of America Corp.	500	40,215

FleetBoston Financial Corp.	1,115	48,670

KeyCorp	1,100	32,252

U.S. Bancorp	980	29,184

Wells Fargo & Co.	1,154	67,959

TOTAL COMMERCIAL BANKS		$218,280

COMMERCIAL SERVICES &
SUPPLIES – 1.4%
[1]Cendant Corp.	1,710	38,082

COMMUNICATIONS EQUIPMENT – 1.7%
[1]Lucent Technologies, Inc.	9,230	26,213

[1]Nortel Networks Corp.	4,980	21,065

TOTAL COMMUNICATIONS EQUIPMENT		$47,278

COMPUTERS & PERIPHERALS – 1.5%
[1]Electronics for Imaging, Inc.	1,550	40,331

CONSUMER FINANCE – 1.5%
Capital One Financial Corp.	670	41,064

DIVERSIFIED FINANCIAL
SERVICES – 4.3%
Citigroup, Inc.	2,435	118,195

DIVERSIFIED TELECOMMUNICATION
SERVICES – 3.2%
BellSouth Corp.	772	21,848

SBC Communications, Inc.	890	23,202

Verizon Communications	1,240	43,499

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$88,549

ELECTRIC UTILITIES – 3.1%
DTE Energy Co.	759	29,905

Description	Shares	Value

FPL Group, Inc.	395	$25,841

PPL Corp.	241	10,544

Pepco Holdings, Inc.	919	17,957

TOTAL ELECTRIC UTILITIES		$84,247

ELECTRICAL EQUIPMENT – 1.0%
Cooper Industries, Ltd., Class A	500	28,965

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 2.8%
[1]Solectron Corp.	4,630	27,363

Symbol Technologies, Inc.	2,960	49,994

TOTAL ELECTRONIC
EQUIPMENT & INSTRUMENTS		$77,357

ENERGY EQUIPMENT &
SERVICES – 1.9%
Schlumberger Ltd.	540	29,549

[1]Transocean Sedco Forex, Inc.	990	23,770

TOTAL ENERGY EQUIPMENT & SERVICES		$53,319

HEALTHCARE PROVIDERS &
SERVICES – 3.6%
[1]Caremark Rx, Inc.	1,120	28,370

HCA - The Healthcare Corp.	650	27,924

Health Management Association, Class A	1,794	43,056

TOTAL HEALTHCARE PROVIDERS & SERVICES		$99,350

HOTELS, RESTAURANTS &
LEISURE – 1.8%
Carnival Corp.	576	22,885

Darden Restaurants, Inc.	1,330	27,983

TOTAL HOTELS, RESTAURANTS & LEISURE		$50,868

HOUSEHOLD DURABLES – 0.9%
Newell Rubbermaid, Inc.	1,085	24,706

HOUSEHOLD PRODUCTS – 1.0%
Kimberly-Clark Corp.	465	27,477

IT SERVICES – 1.0%
First Data Corp.	700	28,763

INDUSTRIAL CONGLOMERATES – 1.9%
General Electric Co.	1,715	53,131

INSURANCE – 8.2%
Allstate Corp.	845	36,352

American International Group, Inc.	1,390	92,129

Hartford Financial Services Group, Inc.	655	38,665

Lincoln National Corp.	920	37,140

St. Paul Cos., Inc.	570	22,601

TOTAL INSURANCE		$226,887

Description	Shares	Value

LEISURE EQUIPMENT &
PRODUCTS – 1.1%
Mattel, Inc.	1,551	$29,888

MACHINERY – 1.5%
1SPX Corp.	680	39,991

MEDIA – 9.5%
Clear Channel Communications, Inc.	656	30,721

[1]Comcast Corp., Class A	1,295	42,567

[1]Cox Communications, Inc., Class A	860	29,627

[1]Liberty Media Corp., Class A	2,980	35,432

[1]Time Warner, Inc.	2,360	42,456

Viacom, Inc., Class B	1,080	47,930

Walt Disney Co.	1,424	33,222

TOTAL MEDIA		$261,955

METALS & MINING– 1.4%
Alcoa, Inc.	1,010	38,380

MULTI-UTILITIES &
UNREGULATED POWER – 0.7%
Duke Energy Corp.	995	20,348

OIL & GAS – 8.1%
Burlington Resources, Inc.	553	30,625

ChevronTexaco Corp.	830	71,704

ConocoPhillips	404	26,490

Exxon Mobil Corp.	2,315	94,915

TOTAL OIL & GAS		$223,734

PHARMACEUTICALS– 2.4%
Merck & Co., Inc.	600	27,720

Pfizer, Inc.	1,083	38,262

TOTAL PHARMACEUTICALS		$65,982

REAL ESTATE – 1.8%
Archstone-Smith Trust	815	22,804

Equity Office Properties Trust	927	26,559

TOTAL REAL ESTATE		$49,363

Description	Shares	Value

ROAD & RAIL– 1.1%
CSX Corp.	810	$29,111

SEMICONDUCTOR EQUIPMENT &
PRODUCTS– 2.3%
[1]International Rectifier Corp.	745	36,810

Texas Instruments, Inc.	896	26,324

TOTAL SEMICONDUCTOR
EQUIPMENT & PRODUCTS		$63,134

SPECIALTY RETAIL – 3.0%
Home Depot, Inc.	1,368	48,550

[1]Staples, Inc.	1,245	33,989

TOTAL SPECIALTY RETAIL		$82,539

THRIFTS & MORTGAGE FINANCE – 4.7%
Countrywide Financial Corp.	780	59,163

Federal National Mortgage Association	484	36,329

Washington Mutual Bank FA	840	33,701

TOTAL THRIFTS & MORTGAGE FINANCE		$129,193

TOBACCO– 0.7%
Altria Group, Inc.	370	20,135

TOTAL COMMON STOCKS
(IDENTIFIED COST $2,256,115)		$2,632,892

MUTUAL FUNDS– 3.4%
SSGA Money Market Fund	43,979	43,979

SSGA US Government Money Market Fund	48,345	48,345

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$92,324

TOTAL INVESTMENTS – 98.9%
(IDENTIFIED COST $2,348,439)		$2,725,216

OTHER ASSETS AND LIABILITIES – NET – 1.1%		$31,074

TOTAL NET ASSETS – 100%		$2,756,290

See Notes to Portfolios of Investments

MTB Managed Allocation Fund – Moderate Growth II

Description	Shares	Value

MUTUAL FUNDS – 100.1%(2)

EQUITY FUNDS – 60.0%
MTB International Equity Fund, Class A	192,367	$1,871,726

MTB Large Cap Growth Fund, Class A	309,155	2,318,660

MTB Large Cap Stock Fund, Class A	432,329	3,955,810

MTB Large Cap Value Fund, Class A	221,843	2,331,566

MTB Mid Cap Stock Fund, Class A	136,449	2,086,312

MTB Small Cap Stock Fund, Class A	147,666	1,389,533

TOTAL EQUITY FUNDS		$13,953,607

FIXED INCOME FUNDS – 33.5%
MTB Intermediate – Term Bond Fund, Class A	245,922	2,520,705

MTB Short Duration Government Bond Fund, Class	IS 165,195	1,605,692

MTB Short-Term Corporate Bond Fund, Class IS	230,777	2,291,620

MTB U.S. Government Bond Fund, Class A	142,471	1,373,420

TOTAL FIXED INCOME FUNDS		$7,791,437

Description	Shares	Value

MONEY MARKET FUND – 6.6%
MTB Prime Money Market Fund	1,545,430	$1,545,430

TOTAL INVESTMENTS – 100.1%
(IDENTIFIED COST $ 21,219,939)		$23,290,474

OTHER ASSETS AND LIABILITIES – NET – (0.1)%		$(11,969)

TOTAL NET ASSETS – 100%		$23,278,505

See Notes to Portfolios of Investments

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at December 31, 2003.

(1)	Non-income producing security.
(2)	Affiliated companies.
	Cost of
	Investments
	for Federal Tax	Total Net
MTB Fund	Purposes	Assets
Large Cap Growth Fund II	$2,339,366	$2,627,051
Large Cap Value Fund II	$2,349,945	$2,756,290
Managed Allocation Fund – Moderate Growth II	$21,270,127	$23,278,505

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

			Managed
	Large Cap	Large Cap	Allocation Fund
	Growth	Value	Moderate
December 31, 2003	Fund II	Fund II	Growth II

ASSETS:
Investments in securities, at value	$2,596,944	$2,725,216	$23,290,474(a)
Income receivable	2,874	4,105	21,383
Receivable for shares sold	34,431	34,376	9,358
Receivable for investments sold	—	30	—

TOTAL ASSETS	2,634,249	2,763,727	23,321,215

LIABILITIES:
Payable to bank	—	463	—
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	186	323	1,201
Payable for Trustees’ fees	—	—	93
Payable for portfolio accounting fees	199	186	1,424
Payable for distribution services fee (Note 5)	513	536	4,468
Payable for auditing fees	5,185	5,059	32,378
Payable for printing and postage	776	377	853
Accrued expenses	339	493	2,293

TOTAL LIABILITIES	7,198	7,437	42,710

NET ASSETS	$2,627,051	$2,756,290	$23,278,505

NET ASSETS CONSIST OF:
Paid in capital	$2,494,623	$2,441,755	$21,050,899
Net unrealized appreciation of investments	274,436	376,777	2,070,535
Accumulated net realized gain (loss) on investments	(148,728)	(65,313)	127,562
Undistributed net investment income	6,720	3,071	29,509

TOTAL NET ASSETS	$2,627,051	$2,756,290	$23,278,505

SHARES OUTSTANDING:	268,633	270,651	2,184,409

Net Asset Value, Offering Price and Redemption Proceeds Per Share:	$9.78	$10.18	$10.66

Investments, at identified cost	$2,322,508	$2,348,439	$21,219,939

(a) Including $23,290,474 of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

			Managed
	Large Cap	Large Cap	Allocation Fund
	Growth	Value	Moderate
Year Ended December 31, 2003	Fund II	Fund II	Growth II

INVESTMENT INCOME:
Dividends	$ 24,463(a)	$37,230	$ 256,038(b)
Interest	911	854	—

TOTAL INVESTMENT INCOME	25,374	38,084	256,038

EXPENSES:
Investment advisory fee (Note 5)	15,798	13,249	35,209
Administrative personnel and services fee (Note 5)	1,391	1,419	10,323
Custodian fees	93	95	704
Transfer and dividend disbursing agent fees and expenses (Note 5)	5,576	6,117	5,242
Trustees’ fees	28	29	290
Auditing fees	5,117	4,996	32,300
Legal fees	—	10	2,904
Portfolio accounting fees	785	808	5,797
Distribution services fee (Note 5)	4,647	4,732	35,209
Share registration costs	87	75	1,111
Printing and postage	6,711	5,260	10,030
Insurance premiums	2,902	2,978	2,496
Miscellaneous	2,404	2,374	1,091

TOTAL EXPENSES	45,539	42,142	142,706

WAIVERS AND REIMBURSEMENTS (Note 5):
Waiver of investment advisory fee	(15,798)	(13,249)	(35,209)
Reimbursement of other operating expenses	(11,200)	(10,000)	(3,800)

TOTAL WAIVERS AND REIMBURSEMENTS	(26,998)	(23,249)	(39,009)

Net expenses	18,541	18,893	103,697

Net investment income	6,833	19,191	152,341

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(40,376)	7,310	81,132(c)
Net realized gain on capital gain distributions from other investment companies	—	—	88,869
Net change in unrealized depreciation of investments	352,119	565,462	2,197,827

Net realized and unrealized gain on investments	311,743	572,772	2,367,828

Change in net assets resulting from operations	$318,576	$591,963	$2,520,169

(a)	Net of dividend taxes withheld of $132.
(b)	Received $256,038 from affiliated issuers (Note 5).
(c)	Including realized gain of $81,132 on sales of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth

	Year Ended	Period Ended
	December 31,	December 31,
	2003	2002(a)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$6,833	$2,045
Net realized gain (loss) on investments	(40,376)	(108,352)
Net realized gain on capital gain distributions from other investment companies	—	—
Net change in unrealized appreciation/depreciation of investments	352,119	(77,683)

Change in net assets resulting from operations	318,576	(183,990)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(2,769)	—
Distributions from net realized gain on investments	—	—

Change in net assets resulting from distributions to shareholders	(2,769)	—

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,040,897	1,707,470
Net asset value of shares issued to shareholders in payment of distributions declared	2,769	—
Cost of shares redeemed	(36,243)	(219,659)

Change in net assets resulting from share transactions	1,007,423	1,487,811

Change in net assets	1,323,230	1,303,821

NET ASSETS:
Beginning of period	1,303,821	—

End of period	$2,627,051	$1,303,821

Undistributed net investment income included in net assets at end of period	$6,720	$2,656

(a)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(b)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

See Notes which are an integral part of the Financial Statements

Large Cap Value		Managed Allocation Fund
Fund II		Moderate Growth II

Year Ended	Period Ended	Year Ended	Period Ended
December 31,	December 31,	December 31,	December 31,

2003	2002(a)	2003	2002(b)

$19,191	$5,976	$152,341	$28,673
7,310	(73,873)	81,132	(43,846)
—	—	88,869	111,753
565,462	(188,685)	2,197,827	(127,292)

591,963	(256,582)	2,520,169	(30,712)

(18,874)	(2,554)	(144,383)	(7,736)
—	—	(110,346)	—

(18,874)	(2,554)	(254,729)	(7,736)

1,054,158	1,597,628	14,624,275	6,700,521
18,874	2,554	254,728	7,736
(182,886)	(47,991)	(489,204)	(46,543)

890,146	1,552,191	14,389,799	6,661,714

1,463,235	1,293,055	16,655,239	6,623,266

$1,293,055	—	$6,623,266	—

$2,756,290	$1,293,055	$23,278,505	$6,623,266

$3,071	$4,004	$29,509	$21,551

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net Asset		Net Realized		Distributions	Distributions
	Value,	Net	and Unrealized	Total from	from Net	from Net
Year Ended	beginning	Investment	Gain (Loss) on	Investment	Investment	Realized Gain	Total
December 31,	of period	Income	Investments	Operations	Income	on Investments	Distributions
LARGE CAP	GROWTH FUND II

2002(c)	$10.00	0.01	(1.66)	(1.65)	—	—	—
2003	$8.35	0.03	1.42	1.45	(0.02)	—	(0.02)
LARGE CAP	VALUE FUND II

2002(c)	$10.00	0.04	(2.32)	(2.28)	(0.02)	—	(0.02)
2003	$7.70	0.09(e)	2.47	2.56	(0.08)	—	(0.08)
MANAGED ALLOCATION FUND – MODERATE GROWTH II

2002(f)	$10.00	0.10(e)	(0.78)	(0.68)	(0.03)	—	(0.03)
2003	$9.29	0.11(e)	1.46	1.57	(0.09)	(0.11)	(0.20)

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(d)	Computed on an annualized basis.
(e)	Based on average shares outstanding.
(f)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

					Net Assets,
Net Asset			Net	Expense	end	Portfolio
Value, end	Total		Investment	Waiver/	of period	Turnover
of period	Return(a)	Expenses	Income	Reimbursement(b)	(000 omitted)	Rate

$8.35	(16.50)%	1.00%(d)	0.32%(d)	2.80%(d)	$1,304	35%
$9.78	17.35%	1.00%	0.37%	1.45%	$2,627	45%

$7.70	(22.79)%	1.00%(d)	0.98%(d)	2.98%(d)	$1,293	18%
$10.18	33.45%	1.00%	1.01%	1.23%	$2,756	26%

$9.29	(6.79)%	0.74%(d)	2.03%(d)	1.03%(d)	$6,623	8%
$10.66	17.29%	0.74%	1.08%	0.28%	$23,279	17%

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds December 31, 2003

1. ORGANIZATION

MTB Group of Funds (formerly VISION Group of Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 34 portfolios (individually referred to as the “Fund”, or collectively as the “Funds”). The Funds in this report are made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Funds are presented herein:

Fund Name	Investment Objective

MTB Large Cap Growth Fund II (formerly VISION Large Cap Growth	Seeks to provide capital appreciation.
Fund II) (“Large Cap Growth Fund II”)
MTB Large Cap Value Fund II (formerly VISION Large Cap Value	Seeks to provide capital appreciation. Current income is a
Fund II) (“Large Cap Value Fund II”)	secondary investment consideration.
MTB Managed Allocation Fund – Moderate Growth II (formerly	Seeks capital appreciation and, secondarily, income.
VISION Managed Allocation Fund – Moderate Growth II) (“Moderate
Growth Fund II”)
The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a share-
holder’s interest is limited to the portfolio in which shares are held.

Moderate Growth Fund II invests solely in shares of other funds within the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuations – Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose value has been affected by a significant event occuring after the close of their primary market are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes – It is the policy of the Funds to comply with the Subchapter M provisions of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

Transactions in capital stock were as follows:

	Large Cap Growth Fund II
	Year Ended	Period Ended
	December 31, 2003	December 31, 2002(a)
	Shares	Shares
Shares sold	116,219	181,259
Shares issued to shareholders in payment of distributions declared	328	—
Shares redeemed	(4,119)	(25,054)

Net change resulting from share transactions	112,428	156,205

	Large Cap Value Fund II
	Year Ended	Period Ended
	December 31, 2003	December 31, 2002(a)
	Shares	Shares
Shares sold	121,419	173,785
Shares issued to shareholders in payment of distributions declared	2,098	347
Shares redeemed	(20,806)	(6,192)

Net change resulting from share transactions	102,711	167,940

	Moderate Growth Fund II
	Year Ended	Period Ended
	December 31, 2003	December 31, 2002(b)
	Shares	Shares
Shares sold	1,496,008	716,965
Shares issued to shareholders in payment of distributions declared	26,570	856
Shares redeemed	(51,039)	(4,951)

Net change resulting from share transactions	1,471,539	712,870

(a)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(b)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dividends received from investments in Real Estate Investment Trusts (“REITS”).

For the year ended December 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
	Undistributed Net	Accumulated Net
Fund Name	Investment Income	Realized Loss
Large Cap Value Fund II	$(1,250)	$1,250

Net investment income (loss), net realized gains (losses) as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002, was as follows:

	2003		2002
	Ordinary	Long-Term	Ordinary	Long-Term
Fund Name	Income(1)	Capital Gains	Income(1)	Capital Gains

Large Cap Growth Fund II	$2,769	$—	$—	$—
Large Cap Value Fund II	18,874	—	2,554	—
Moderate Growth Fund II	173,478	81,251	7,736	—

(1) For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

		Undistributed	Unrealized
	Undistributed	Long-Term	Appreciation	Capital Loss
Fund Name	Ordinary Income	Capital Gain	(Depreciation)	Carryforward

Large Cap Growth Fund II	$6,720	$—	$257,578	$131,870
Large Cap Value Fund II	3,071	—	375,271	63,807
Moderate Growth Fund II	41,437	165,823	2,020,347	—

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

For federal income tax purposes, the following amounts apply as of December 31, 2003:

				Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
Fund Name	Investments	Appreciation	Depreciation	Depreciation

Large Cap Growth Fund II	$2,339,366	$291,640	$34,062	$257,578
Large Cap Value Fund II	2,349,945	406,239	30,968	375,271
Moderate Growth Fund II	21,270,127	2,107,471	87,124	2,020,347

At December 31, 2003, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryfor-wards will expire as follows:

	Capital Loss	Capital Loss
	Carryforward	Carryforward
Fund Name	to Expire in 2010	to Expire in 2011	Total

Large Cap Growth Fund II	$85,770	$46,100	$131,870
Large Cap Value Fund II	57,350	6,457	63,807

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – Effective August 22, 2003, MTB Investment Advisors, Inc. replaced M&T Asset Management as the Funds’ investment advisor. MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisory fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee or reimburse a Fund for certain operating expenses. The Advisor can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.

Fund Name	Annual Rate

Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Moderate Growth Fund II	0.25%

Sub-Advisory Fee – Montag & Caldwell, Inc. (“Montag & Caldwell”) is the sub-advisor to the Large Cap Growth Fund II, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Growth Fund II. Montag & Caldwell’s fee is paid by the Advisor and not the Fund. Montag & Caldwell is paid by the Advisor as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million.

Administrative Fee – Federated Services Company (“FServ”) and M&T Securities, Inc. (“M&T Securities”) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees Payable to M&T Securities

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee, and can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fee and Expenses – FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Securities, Inc. (“Edgewood”), the principal distributor, from the daily net assets of the Fund’s Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses and/or recordkeeping and administrative expenses of up to 0.25% of average daily net assets, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. Prior to August 18, 2003, Federated Securities Corp. was the Funds’ distributor and was similarly compensated under the Plan. Edgewood and Federated Securities Corp. are each wholly-owned subsidiaries of Federated Investors, Inc.

Other Affiliated Parties and Transactions – Pursuant to a Securities and Exchange Commission exemption (section 12(d)(1)(G) of the Act), the Funds may invest in certain affiliated funds which are advised by the Advisor. Income distributions earned by the Fund are recorded as income in the accompanying financial statements as follows:

		Income
		from
		Affiliated
Fund Name	Affiliated Fund Name	Issuers

Moderate Growth	MTB Intermediate-Term Bond Fund	$82,473
Fund II	MTB Large Cap Stock Fund	6,137
	MTB Large Cap Value Fund	11,926
	MTB Prime Money Market Fund	7,189
	MTB Short Duration Government
	Bond Fund	29,224
	MTB Short-Term Corporate Bond Fund	11,110
	MTB Small Cap Stock Fund	39,144
	MTB U.S. Government Bond Fund	68,835

	Total	$256,038

General – Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2003, were as follows:

Fund Name	Purchases	Sales
Large Cap Growth Fund II	$1,802,722	$780,792
Large Cap Value Fund II	1,333,701	455,343
Moderate Growth Fund II	15,966,743	2,208,614

7. LINE OF CREDIT

The Funds (except Moderate Growth Fund II) entered into a $10,000,000 unsecured, committed, revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended December 31, 2003.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2003, the amount of long-term capital gain designated by the Moderate Growth Fund II was $81,251. The remaining Funds did not designate any long-term capital gain dividends for the year ended December 31, 2003.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF MTB GROUP OF FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MTB Large Cap Growth Fund II (formerly, VISION Large Cap Growth Fund II), MTB Large Cap Value Fund II (formerly, VISION Large Cap Value Fund II), and MTB Managed Allocation Fund – Moderate Growth II (formerly, VISION Managed Allocation Fund – Moderate Growth II) (three of the portfolios constituting the MTB Group of Funds) (formerly, VISION Group of Funds) (the “Funds”), as of December 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, and MTB Managed Allocation Fund – Moderate Growth II of MTB Group of Funds at December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2004

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Trust (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Trust is composed of 34 funds and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge and upon request, by calling 1-800-836-2211.

INTERESTED TRUSTEE BACKGROUND

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki†	Principal Occupations: Executive Vice President, Manufacturers and Traders Trust
Manufacturers and Traders Trust Company	Company (“M&T Bank”), division head for M&T Bank’s investment group.
One M&T Plaza
Buffalo, NY 14203	Other Directorships Held: None
Birthdate: November 3, 1955
TRUSTEE
Began serving: August 2000

†Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the parent of the Funds’ advisor.

INDEPENDENT TRUSTEES BACKGROUND

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia	Principal Occupations: Chairman of the Board, HealthNow New York, Inc. (health
Roycroft Campus	care company) ; Chairman of the Board, Catholic Health System of Western New
21 South Grove Street, Suite 291	York (hospitals, long-term care, home health care); and former President, Chief
East Aurora, NY 14052	Executive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer
Birth date: July 20, 1934	of paints and chemical specialties).
TRUSTEE
Began serving: February 1988	Other Directorships Held: Energy East Corp.

John S. Cramer	Principal Occupations: Retired President and Chief Executive Officer, Pinnacle
4216 Jonathan Lane	Health System (health care).
Harrisburg, PA 17110
Birth date: February 22, 1942	Other Directorships Held: None
TRUSTEE
Began serving: December 2000

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Daniel R. Gernatt, Jr.	Principal Occupations: President and CFO, Gernatt Asphalt Products, Inc.; Execu-
Richardson & Taylor Hollow Roads	tive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President, Country Side
Collins, NY	Sand & Gravel, Inc.
Birth date: July 14, 1940
TRUSTEE	Other Directorships Held: None
Began serving: February 1988

George K. Hambleton, Jr.	Principal Occupations: Retired President, Brand Name Sales, Inc. (catalog
1003 Admiral’s Walk	showroom operator); Retired President, Hambleton & Carr, Inc. (catalog
Buffalo, NY	showroom operator).
Birth date: February 8, 1933
TRUSTEE	Other Directorships Held: None
Began serving: February 1988

William H. Cowie, Jr.††	Principal Occupations: Retired since 1995.
1408 Ruxton Road
Baltimore, MD	Other Directorships Held: None
Birth date: January 24, 1931
TRUSTEE
Began serving: September 2003

Richard B. Seidel††	Principal Occupations: Director and President (since 1994) of Girard Partners, a
770 Hedges Lane	registered broker-dealer.
Strafford, PA
Birth date: April 20, 1941	Other Directorships Held: None
TRUSTEE
Began serving: September 2003

††Mr. Cowie and Mr. Seidel became members of the Board of Trustees on September 1, 2003.

OFFICERS

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s) and Previous Positions

Edward C. Gonzales	Principal Occupations: Employee, Federated Investors, Inc.; formerly, President and
Federated Investors Tower	Executive Vice President of other funds distributed by Federated Securities Corp.;
Pittsburgh, PA	Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.
Birth date: October 22, 1930
CHAIRMAN	Previous Positions: Trustee or Director of other funds distributed by Federated
Began serving: May 2001	Securities Corp.; CEO and Chairman, Federated Administrative Services; Vice Presi-
dent, Federated Investment Management Company, Federated Investment Coun-
seling, Federated Global Investment Management Corp. and Passport Research,
Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director,
Federated Services Company; Trustee, Federated Shareholder Services Company.

Charles L. Davis	Principal Occupations: Vice President, Director of Mutual Fund Services and
Federated Investors Tower	Strategic Relationship Management, Federated Services Company.
Pittsburgh, PA
Birth date: March 23, 1960
CHIEF EXECUTIVE OFFICER
Began serving: December 2002

Carl W. Jordan	Principal Occupations: Senior Vice President, M&T Bank, 2001-Present;
One M&T Plaza	Administrative Vice President, M&T Bank, 1995-2001.
Buffalo, NY
Birth date: January 2, 1955
PRESIDENT
Began serving: May 2001

Kenneth G. Thompson	Principal Occupations: Administrative Vice President, M&T Bank; Vice President,
100 East Pratt Street	M&T Bank, 1999-2002; Regional Sales Manager, M&T Securities, Inc., 1995-1999.
Baltimore, MD
Birth date: September 4, 1964
VICE PRESIDENT
Began serving: May 2001

Philip R. Carbone	Principal Occupations: Vice President, Director of Distribution for Proprietary
100 East Pratt Street, 15th floor	Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and
Baltimore, MD	Discount Brokerage, 1998-2002.
Birth Date: July 27 1954
VICE PRESIDENT	Previous Positions: Regional Sales Manager, M&T Securities, Inc., 1995-1998.
Began Serving: September 2003

Scot A. Millen	Principal Occupations: Vice President, Product Manager, M&T Securities, since
100 East Pratt Street, 15th floor	2002; Executive Associate, M&T Investment Group, 2001-2002; Summer Associate,
Baltimore, MD	M&T Investment Group, 2000.
Birth Date: February 22, 1969
VICE PRESIDENT
Began Serving: September 2003

OFFICERS

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s) and Previous Positions

Beth S. Broderick	Principal Occupations: Vice President, Mutual Fund Services Division, Federated
Federated Investors Tower	Services Company.
Pittsburgh, PA
Birth date: August 2, 1965
VICE PRESIDENT AND ASSISTANT
TREASURER
Began serving: February 1998

Richard J. Thomas	Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Federated Investors Tower	Fund Complex; Senior Vice President, Federated Administrative Services.
Pittsburgh, PA
Birth date: June 17, 1954	Previous Positions: Vice President, Federated Administrative Services; held various
TREASURER	management positions within Funds Financial Services Division of Federated
Began serving: December 2002	Investors, Inc.

C. Grant Anderson	Principal Occupation: Counsel, Reed Smith LLP (since October 2002).
Federated Investors Tower
Pittsburgh, PA	Previous Positions: Corporate Counsel, Federated Investors, Inc.; Vice President,
Birth date: November 6, 1940	Federated Services Company.
SECRETARY
Began serving: December 2000

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisor to
MTB Large Cap Growth Fund II

Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Transfer Agent and Dividend
Disbursing Agent

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

Cusip 92830F596
Cusip 92830F588
Cusip 92830F570
28135 (2/04)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-008-0204

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

     (a)  Audit Fees billed to the  registrant  for the two most  recent  fiscal years:

               Fiscal year ended 2003 - $103

               Fiscal year ended 2002 - $0

     (b)  Audit-Related  Fees billed to the  registrant  for the two most recent fiscal years:

               Fiscal year ended 2003 - $0

               Fiscal year ended 2002 - $0

               Consents for N-1A and N-14 filings

               Amount  requiring  approval of the  registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,
               $11,000 and $0 respectively.  Issuance of audit consents for N-1A and N-14 filings.

     (c)  Tax Fees  billed  to the  registrant  for the two most  recent  fiscal years:

               Fiscal year ended 2003 - $0

               Fiscal year ended 2002 - $0

               Amount  requiring  approval of the  registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,
               $0 and $0 respectively.

     (d)  All Other Fees billed to the registrant for the two most recent fiscal years:

               Fiscal year ended 2003 - $0

               Fiscal year ended 2002 - $0

               Amount  requiring  approval of the  registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,
               $0 and $0 respectively.

     (e)(1)Audit Committee Policies regarding Pre-approval of Services.

               The Audit  Committee is required to  pre-approve  audit  services provided to the fund, and non-audit services provided not only to the  fund,  but also to the  advisor  and other  entities  in the complex, where such entities provide ongoing services to the fund and the independent accountant's services have a direct impact on the fund's operations or financial  reporting.  This pre-approval of non-audit  services  performed by the  independent  auditor is required in order to assure that the  provision of such  services do not  impair  the  auditor's  independence.  Unless  a type  of service to be provided by the  independent  auditor has  received general  pre-approval,  it will require specific  pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost  levels  will  require  specific  pre-approval  by the Audit
               Committee.

               Certain  services  have the  general  pre-approval  of the  Audit
               Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides  for  a  different  period.  The  Audit  Committee  will annually  review  the  services  that  may  be  provided  by  the independent auditor without obtaining specific  pre-approval from the Audit Committee and may grant general  pre-approval  for such services.  The Audit  Committee  will  revise the list of general pre-approved  services  from  time to time,  based on  subsequent
               determinations.   The  Audit  Committee  will  not  delegate  its
               responsibilities   to  pre-approve   services  performed  by  the
               independent auditor to management.

               The Audit Committee has delegated  pre-approval  authority to its
               Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate  another member with such  pre-approval  authority when the Chairman is unavailable.

            AUDIT SERVICES

               The  annual  Audit  services  engagement  terms  and fees will be subject to the specific pre-approval of the Audit Committee.  The
               Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

               In addition to the annual Audit services engagement  specifically approved by the Audit  Committee,  the Audit  Committee may grant general  pre-approval  for other Audit Services,  which are those
               services  that  only  the  independent   auditor  reasonably  can
               provide.  The Audit  Committee  has  pre-approved  certain  Audit
               services,   all  other  Audit   services  must  be   specifically
               pre-approved by the Audit Committee.

               With  respect to the  provision  of  services  other than  audit, review or attest services the pre-approval  requirement is waived if:

     (1)  The aggregate amount of all such services provided constitutes no more than  five  percent  of the  total  amount  of  revenues  paid  by the registrant,  the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with
          or  overseen   by  another   investment   adviser),   and  any  entity
          controlling,   controlled   by,  or  under  common  control  with  the
          investment adviser that provides ongoing services to the registrant to its  accountant  during  the  fiscal  year in which the  services  are provided; (2) Such services were not recognized by the registrant, the registrant's  adviser (not  including  any  sub-adviser  whose role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment  adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services;  and (3) Such services are promptly brought to the attention of the Audit  Committee of the issuer and approved  prior to the  completion of the audit by the Audit  Committee or by one or more members  of the  Audit  Committee  who are  members  of the  board  of directors to whom authority to grant such approvals has been delegated by the Audit Committee

          AUDIT-RELATED SERVICES

          Audit-related  services are  assurance  and related  services that are reasonably  related to the  performance  of the audit or review of the
          Company's financial statements or that are traditionally  performed by the  independent  auditor.  The  Audit  Committee  believes  that  the provision of  Audit-related  services does not impair the independence of the auditor, and has pre-approved certain  Audit-related  services, all other Audit-related services must be specifically  pre-approved by the Audit Committee.

          TAX SERVICES

          The Audit Committee believes that the independent  auditor can provide
          Tax services to the Company such as tax  compliance,  tax planning and tax advice without impairing the auditor's independence.  However, the
          Audit  Committee  will not permit  the  retention  of the  independent auditor in connection with a transaction  initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax  treatment of which may not be  supported in the Internal  Revenue
          Code and related  regulations.  The Audit  Committee has  pre-approved certain Tax  services,  all Tax services  involving  large and complex transactions must be specifically pre-approved by the Audit Committee.

          ALL OTHER SERVICE

          The  Audit   Committee  may  grant  general   pre-approval   to  those
          permissible  non-audit services  classified as All Other services that it believes are routine and recurring  services,  and would not impair the independence of the auditor.

          The SEC's rules and relevant guidance should be consulted to determine the precise  definitions  of  prohibited  non-audit  services  and the applicability of exceptions to certain of the prohibitions.

          PRE-APPROVAL FEE LEVELS

          Pre-approval  fee  levels  for  all  services  to be  provided  by the
          independent  auditor  will  be  established   annually  by  the  Audit
          Committee.  Any proposed services  exceeding these levels will require specific pre-approval by the Audit Committee.

          PROCEDURES

          Requests or  applications  to provide  services that require  specific approval  by the  Audit  Committee  will  be  submitted  to the  Audit
          Committee by both the independent auditor and the Principal Accounting
          Officer and/or Internal Auditor, and must include a joint statement as to whether,  in their view,  the request or  application is consistent with the SEC's rules on auditor independence.

     (e)(2)Percentage  of services  identified  in items 4(b)  through 4(d) that were approved by the registrants audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

               4(b)

               Fiscal year ended 2003 - 0%

               Fiscal year ended 2002 - 0%

               Percentage  of services  provided to the  registrants  investment adviser  and any  entity  controlling,  controlled  by,  or under common control with the investment  adviser that provides ongoing services to the registrant  that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

          4(c)

               Fiscal year ended 2003 - 0%

               Fiscal year ended 2002 - 0%

               Percentage  of services  provided to the  registrants  investment adviser  and any  entity  controlling,  controlled  by,  or under common control with the investment  adviser that provides ongoing services to the registrant  that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

          4(d)

               Fiscal year ended 2003 - 0%

               Fiscal year ended 2002 - 0%

               Percentage  of services  provided to the  registrants  investment adviser  and any  entity  controlling,  controlled  by,  or under common control with the investment  adviser that provides ongoing services to the registrant  that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

          (f)  NA

          (g)  Non-Audit  Fees  billed  to  the  registrant,   the  registrant's
               investment adviser, and certain entities controlling,  controlled by or under common  control with the investment  adviser:  Fiscal year ended 2003 - $25,268

               Fiscal year ended 2002 - $0

          (h)  The   registrant's   Audit  Committee  has  considered  that  the
               provision  of  non-audit  services  that  were  rendered  to  the registrant's adviser (not including any sub-adviser whose role is primarily  portfolio  management  and is  subcontracted  with  or
               overseen  by  another   investment   adviser),   and  any  entity
               controlling,  controlled  by, or under  common  control  with the
               investment   adviser  that  provides   ongoing  services  to  the
               registrant  that  were not  pre-approved  pursuant  to  paragraph
               (c)(7)(ii)  of Rule 2-01 of  Regulation  S-X is  compatible  with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 18, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        February 23, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 18, 2004